                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 888 Seventh Avenue PH
         New York, New York  10106

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 397-4433, ext. 1303

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer       New York, New York    May 13, 1999
  _________________________  ____________________  ______________
    [Signature]                 [City, State]         [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $74,424
                                              [thousands]


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



















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
                                                   Form 13F INFORMATION TABLE

                                                                                                      COLUMN
    COLUMN 1            COLUMN 2    COLUMN 3      COLUMN 4             COLUMN 5          COLUMN 6       7          COLUMN 8
--------------------  ------------  ---------  -------------  -------------------------  -----------  ---  ----------------------
                       TITLE                   VALUE          SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER         OF CLASS   CUSIP        (X$1000)       PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE   SHARED     NONE
-------------------    ---------  ---------    ------------   -----------  ----  ----    -----------  ---- ------ ------     ----
AGL Res Inc.           Common     001204106       440,819       25,100                  Shared-Other  1            25,100
Baltimore Gas &
 Elec. Co.             Common     059165100     7,295,313      287,500                  Shared-Other  1           287,500
Cinergy Corp.          Common     172474108     1,320,000       48,000                  Shared-Other  1            48,000
Cleco Corp.            Common     12561M107     3,088,650      104,700                  Shared-Other  1           104,700
Consolidated Nat
  Gas Co.              Common     209615103       608,594       12,500                  Shared-Other  1            12,500
DPL Inc.               Common     233293109     1,320,000       80,000                  Shared-Other  1            80,000
Duke Energy Corp.      Common     264399106     6,303,438      115,000                  Shared-Other  1           115,000
Ducati Motor Holding
  Spon Adr             Common     264066101        91,200        3,200                  Shared-Other  1             3,200
Entergy Corporation    Common     29364G103     2,601,500       94,600                  Shared-Other  1            94,600
Illinova Corp.         Common     452317100     4,237,500      200,000                  Shared-Other  1           200,000
Indiana Energy Inc.    Common     454707100       456,394       24,100                  Shared-Other  1            24,100
Interstate Energy
  Corp. Wise           Common     460845100       532,500       20,000                  Shared-Other  1            20,000
Kansas City Pwr &
  Lt Co                Common     485134100     5,910,000      240,000                  Shared-Other  1           240,000
K N Energy Inc.        Common     482620101     3,688,438      185,000                  Shared-Other  1           185,000
LG&E Energy Corp       Common     501917108     5,994,000      288,000                  Shared-Other  1           288,000
MCN Energy Group Inc.
  8.75 Conv Pfd.       Preferred  55267J209       761,750       44,000                  Shared-Other  1            44,000
MCN Energy Group Inc.  Common     55267J100     1,138,831       70,900                  Shared-Other  1            70,900
New Jersey Res         Common     646025106       426,750       12,000                  Shared-Other  1            12,000
Nicor Inc.             Common     654086107     7,151,563      199,000                  Shared-Other  1           199,000
North Carolina Nat
  Gas Corp             Common     658221106     2,208,263       72,700                  Shared-Other  1            72,700
Northern Sts Pwr Co
  Minn                 Common     665772109       927,500       40,000                  Shared-Other  1            40,000
Northeast Utils        Common     664397106       693,750       50,000                  Shared-Other  1            50,000
Northwest Natural
  Gas Co               Common     667655104        24,063        1,100                  Shared-Other  1             1,100
Oneok Inc. New         Common     682680103       240,075        9,700                  Shared-Other  1             9,700
P P & L Res Inc.       Common     693499105     5,940,000      240,000                  Shared-Other  1           240,000
Priceline. Com Inc.    Common     741503106       497,250        6,000                  Shared-Other  1             6,000
Public Svc Co N.C.
  Inc.                 Common     744516105     3,183,675      112,200                  Shared-Other  1           112,200
Questar Corp.          Common     748356102       719,844       42,500                  Shared-Other  1            42,500


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Scottish Power PLC     Sponsored
                       ADR Final  81013T705       622,819       17,700                  Shared-Other  1            17,700
Sempra Energy          Common     816851109     2,906,906      151,500                  Shared-Other  1           151,500
South Jersey Inds Inc. Common     838518108       497,375       23,000                  Shared-Other  1            23,000
Teco Energy Inc.       Common     872375100     1,890,113       95,100                  Shared-Other  1            95,100
Yankee Energy Systems
  Inc.                 Common     984779108       345,938       15,000                  Shared-Other  1            15,000
ZD Net                 Common     989511209       360,000       10,000                  Shared-Other  1            10,000

 TOTAL                                          74,424,811
                                               ==========









































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